Warrants (Details)	9 Months Ended
Jul. 31, 2024 shares
April 2023 Warrants [Member]
Share Purchase Warrants [Line Items]
Warrants converted into shares	584,545
September 2023 Warrant [Member]
Share Purchase Warrants [Line Items]
Warrants converted into shares	700,880